LORD ABBETT SERIES FUND

Mid Cap Value Portfolio

Supplement dated February 2, 2009 to the

Prospectus dated May 1, 2008

(Class VC Shares)

Effective February 17, 2009, the following replaces the subsection titled “The Fund – Management – Investment Managers” in the Prospectus:

Portfolio Managers.  The Fund is managed by a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis.  The Statement of Additional Information contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

The investment management team is headed by Robert P. Fetch, Partner and Director.  Mr. Fetch joined Lord Abbett in 1995 and established Lord Abbett’s micro cap, small cap, small-mid cap and multi cap value investment strategies.  Mr. Fetch has been a portfolio manager for the Fund since 2009.  Assisting Mr. Fetch is Jeff Diamond, Portfolio Manager, who joined Lord Abbett in 2007 and has been a portfolio manager of the Fund since 2008.  Mr. Diamond was formerly a Managing Director at Axia Capital Management, LLC (2004-2006).  Messrs. Fetch and Diamond are jointly and primarily responsible for the day-to-day management of the Fund.

LORD ABBETT SERIES FUND

All Value Portfolio

Supplement dated February 2, 2009 to the

Prospectus dated May 1, 2008

(Class VC Shares)

Effective February 17, 2009, the following replaces the subsection titled “The Fund – Management – Investment Managers” in the Prospectus:

Portfolio Managers.  The Fund is managed by a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis.  The Statement of Additional Information contains additional information about portfolio manager compensation, other accounts managed, and ownership of Fund shares.

The portfolio management team is headed by Robert P. Fetch, Partner and Director.  Mr. Fetch joined Lord Abbett in 1995 and established Lord Abbett’s micro cap, small cap, small-mid cap and multi cap value investment strategies.  Mr. Fetch has been a portfolio manager for the Fund since 1999.  Assisting Mr. Fetch is Deepak Khanna, Portfolio Manager.  Mr. Khanna returned to Lord Abbett in 2007 from Jennison Associates LLC where he was Managing Director from 2005-2007.  Mr. Khanna’s former experience at Lord Abbett includes serving as senior research analyst for other investment strategies from 2000-2005.   Messrs. Fetch and Khanna are jointly and primarily responsible for the day-to-day management of the Fund.